Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data

	First Quarter	Second Quarter	Third Quarter (a)	Fourth Quarter (a)(b)	Total
2015
Revenues	$102,111	$83,958	$81,494	$72,077	$339,640
Gross profit	33,472	20,260	15,094	9,443	78,269
Income (loss) from operations	26,793	13,341	(15,224)	14,784	39,694
Net income (loss)	23,476	10,357	(18,662)	10,620	25,791
Earnings (loss) per limited partner unit:
Basic	$0.61	$0.31	$(0.49)	$0.30	$0.73

2014
Revenues	$70,578	$82,724	$102,316	$130,929	$386,547
Gross profit	26,412	38,865	46,676	48,610	160,563
Income from operations	19,930	32,120	40,401	41,415	133,866
Net income	18,520	29,805	37,290	38,305	123,920
Earnings per limited partner unit:
Basic	$0.49	$0.77	$0.86	$0.85	$3.09

2013
Revenues	$24,277	$37,560	$53,158	$63,975	$178,970
Gross profit	15,357	19,736	21,289	26,704	83,086
Income from operations	11,991	15,151	15,690	20,883	63,715
Net income	11,677	14,437	14,417	19,513	60,044
Earnings per limited partner unit:
Basic	$0.40	$0.53	$0.52	$0.63	$2.08

(a)	The third and fourth quarters of 2015 include impairments and other expenses of $23,718 and $1,941, respectively. Refer to Note 15 for additional disclosure.

(b)	The fourth quarter of 2015 includes a gain of $12,310 on a contract settlement payment.